Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail) - USD ($)	Oct. 31, 2023	May 02, 2022	Mar. 14, 2022	Nov. 04, 2016	Dec. 31, 2024	Mar. 09, 2013	Apr. 30, 2008	Feb. 29, 2008
Disclosure of external credit grades [line items]
Corporate bond fixed rate				6.643%
Bano BMA SAU [Member]
Disclosure of external credit grades [line items]
Debt instrument face value						$ 350,000,000	$ 250,000,000	$ 250,000,000
Subordinated Resettable – Class A
Disclosure of external credit grades [line items]
Corporate bond fixed rate				6.75%
Corporate bond face value				$ 400,000,000
Corporate bonds benchmark reset rate				5.463
Non-subordinated – Class E
Disclosure of external credit grades [line items]
Debt instrument face value		$ 17,000,000
Borrowings interest rate		1.45%
Borrowings maturity		May 2, 2024
Percentage Of The Remaining Principal Amount Redeemable in Case The Bonds Are Redeemed Within Nine Months From The Date Of Issuance					102.00%
Percentage Of Principal Amount Redeemable In Case Bonds Are Redeemed During The Term After Nine Months From The Date Of Issuance Date But Before The Due Date Of Redemption					101.00%
Non-subordinated – Class F [member]
Disclosure of external credit grades [line items]
Debt instrument face value	$ 53,000,000
Borrowings interest rate	5.00%
Borrowings maturity	April 30, 2024
Non-subordinated – Class F [member] | Within Nine Months From The Date Of Issuance [Member]
Disclosure of external credit grades [line items]
Debt instrument redemption as a percentage of principal amount					102.00%
Non-subordinated – Class F [member] | After Expiry Of Nine Months From The Date Of Issuance And Before Maturity Date [Member]
Disclosure of external credit grades [line items]
Debt instrument redemption as a percentage of principal amount					101.00%
Non Subordinated Corporate Bonds Series Thirteen [Member] | Bano BMA SAU [Member]
Disclosure of external credit grades [line items]
Borrowings maturity			August 18, 2025
Borrowings, adjustment to interest rate basis			2.78%